Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 1

Summary of Significant Accounting Policies

Operations of Seaboard Corporation and its Subsidiaries

Seaboard Corporation and its subsidiaries (Seaboard) is a diverse global agribusiness and transportation company. In the United States, Seaboard is primarily engaged in pork production and processing and ocean transportation. Overseas, Seaboard is primarily engaged in commodity merchandising, grain processing, sugar production, and electric power generation.  Seaboard also has an interest in turkey operations in the United States. Seaboard Flour LLC and SFC Preferred LLC (Parent Companies) are the owners of 74.6 percent of Seaboard’s outstanding common stock.

Principles of Consolidation and Investments in Affiliates

The consolidated financial statements include the accounts of Seaboard Corporation and its domestic and foreign subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation. Investments in non-controlled affiliates are accounted for by the equity method. Financial information from certain foreign subsidiaries and affiliates is reported on a one- to three-month lag, depending on the specific entity.

Short-Term Investments

Short-term investments are retained for future use in the business and may include money market funds, corporate bonds, U.S. government obligations, mutual funds, mortgage-backed and municipal debt securities and, on a limited basis, high yield bonds, domestic equity securities and foreign government bonds. Investments held by Seaboard that are categorized as available-for-sale are reported at their estimated fair value with any related unrealized gains and losses reported net of tax, as a component of accumulated other comprehensive income.  Investments held by Seaboard that are categorized as trading securities are reported at their estimated fair value with any unrealized gains and losses included in other investment income on the Consolidated Statements of Comprehensive Income. Debt securities that are categorized as held to maturity are recorded at amortized cost, which is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in interest income. Gains and losses on sale of investments are generally based on the specific identification method.

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The Power segment, however, collects interest on certain past due accounts, and the Commodity Trading and Milling segment provides extended payment terms for certain customers in certain countries due to local market conditions. The allowance for doubtful accounts is Seaboard’s best estimate of the amount of probable credit losses. For most operating segments, Seaboard uses a specific identification approach to determine, in management’s judgment, the collection value of certain past due accounts based on contractual terms. For the Marine segment, the allowance for doubtful accounts is based on an aging percentage methodology primarily based on historical write-off experience. Seaboard reviews its allowance for doubtful accounts monthly. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Seaboard uses the lower of last-in, first-out (LIFO) cost or market for determining inventory cost of live hogs, fresh pork product and related materials. Grain, flour and feed inventories at foreign milling operations are valued at the lower of weighted average cost or market.  All other inventories, including further processed pork products, are valued at the lower of first-in, first-out (FIFO) cost or market.

Property, Plant and Equipment

Property, plant and equipment are carried at cost and are being depreciated on the straight-line method over useful lives, ranging from 3 to 30 years.  Property, plant and equipment leases which are deemed to be installment purchase obligations have been capitalized and included in the property, plant and equipment accounts. Routine and planned major maintenance, repairs and minor renewals are expensed as incurred, while major renewals and improvements are capitalized.

Impairment of Long-Lived Assets

Long-lived assets, primarily property, plant and equipment, are reviewed for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Notes Receivable from Affiliate

Seaboard monitors the credit quality of notes receivable from its affiliate, Butterball, LLC (Butterball), by obtaining and reviewing financial information for this affiliate on a monthly basis and by having Seaboard representatives serve on the Board of Directors of Butterball.

Goodwill and Other Intangible Assets

Goodwill and other indefinite-life intangible assets are assessed annually for impairment by each reporting unit at the quarter end closest to the anniversary date of the acquisition, or more frequently if circumstances indicate that impairment is likely. Separable intangible assets with finite lives are amortized over their estimated useful lives. Any one event or a combination of events such as change in the business climate, a negative change in relationships with significant customers and changes to strategic decisions, including decisions to expand made in response to economic or competitive conditions could require an interim assessment prior to the next required annual assessment.  Based on the annual assessments conducted by each reporting unit during 2012, there were no impairment charges recorded for the year ended December 31, 2012.

Accrued Self-Insurance

Seaboard is self-insured for certain levels of workers’ compensation, health care coverage, property damage and general, vehicle and product recall liability. The cost of these self-insurance programs is accrued based upon estimated settlements for known and anticipated claims. Changes in estimates to previously recorded reserves are reflected in current operating results.

Deferred Grants

Included in other liabilities at December 31, 2012 and 2011 was $5,231,000 and $5,631,000, respectively, of deferred grants. The deferred grants represent economic development funds contributed by government entities that were limited to construction of a pork processing facility in Guymon, Oklahoma. Deferred grants are being amortized as a reduction of depreciation expense over the life of the assets acquired with the funds.

Asset Retirement Obligation

Seaboard has recorded long-lived assets and a related liability for the asset retirement obligation costs associated with the closure of the hog lagoons it is legally obligated to close in the future should Seaboard cease operations or plan to close such lagoons voluntarily in accordance with a changed operating plan. Based on detailed assessments and appraisals obtained to estimate the future retirement costs, Seaboard has determined and recorded the present value of the projected costs in non-current other liabilities on the Consolidated Balance Sheets, with the retirement asset depreciated over the economic life of the related asset. The following table shows the changes in the asset retirement obligation during 2012 and 2011:

	Years ended December 31,
(Thousands of dollars)	2012	2011
Beginning balance	$ 13,109	$ 12,028
Accretion expense	1,090	1,007
Liability for additional lagoons placed in service	116	74
Ending balance	$ 14,315	$ 13,109

Income Taxes

Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. However, in the future, as these timing differences reverse, a lower statutory tax rate may apply pursuant to the provisions for domestic manufacturers of the American Jobs Creation Act of 2004.  In accordance with U.S. GAAP, Seaboard will recognize the benefit or cost of this change in the future.

Revenue Recognition

As a result of a marketing agreement with Triumph Foods LLC (Triumph), Seaboard’s sales prices for its pork products included in product revenues are primarily based on a margin sharing arrangement that considers the average sales price and mix of products sold from both Seaboard’s and Triumph’s hog processing plants. Seaboard earns a fee for marketing the pork products of Triumph, and recognizes this fee as service revenue primarily based on the number of head processed by Triumph. Revenue of the commodity trading business is recognized when the commodity is delivered to the customer, collection is reasonably assured and the sales price is fixed or determinable. Revenue of the containerized cargo service is recognized ratably over the transit time for each voyage, with expenses associated with containerized cargo service being recognized as incurred. Revenues from all other commercial exchanges are recognized at the time products are shipped or delivered in accordance with shipping terms or services rendered, the customer takes ownership and assumes risk of loss, collection is reasonably assured and the sales price is fixed or determinable.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include those related to allowance for doubtful accounts, valuation of inventories, impairment of long-lived assets, goodwill and other intangible assets, income taxes and accrued pension liability. Actual results could differ from those estimates.

Earnings Per Common Share

Earnings per common share are based upon the weighted average shares outstanding during the period. Basic and diluted earnings per share are the same for all periods presented.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, management considers all demand deposits and overnight investments as cash equivalents. The following table shows the amounts paid for interest and income taxes:

	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Interest (net of amounts capitalized)	$11,674	$6,786	$8,377
Income taxes (net of refunds)	69,760	126,730	69,626

Included in property, plant and equipment is capitalized interest in the amount of $1,125,000, $6,723,000 and $3,350,000 for 2012, 2011 and 2010, respectively.

Supplemental Non-Cash Transactions

As discussed in Note 4, as of December 31, 2012 and 2011, Seaboard had a note receivable from an affiliate which accrues pay-in-kind interest income.  Non-cash, pay-in-kind interest income and accretion of discount recognized on this note receivable for the years ended December 31, 2012 and 2011 was $11,936,000 and $10,584,000, respectively.

As discussed in Note 4, effective January 1, 2012, Seaboard began consolidation accounting and discontinued the equity method of accounting for their investment in PS International, LLC (PSI) with Seaboard’s ownership interest increasing from 50% to 70%. On December 31, 2012, Seaboard further increased its ownership from 70% to 85%.  Total cash paid during 2012 for these two transactions, net of cash acquired was $3,186,000 and $3,045,000, respectively, and increased working capital by $14,209,000, fixed assets by $163,000, goodwill by $2,590,000, intangible assets by $1,441,000, other long-term assets by $96,000, non-controlling interest by $2,853,000 and decreased investment in and advances to affiliates by $9,415,000.

As discussed in Note 13, during the third quarter of 2010, Seaboard acquired a majority interest in a commodity origination, storage and processing business in Canada. Total cash paid, net of cash acquired, was $5,578,000, and increased working capital by $1,254,000, fixed assets by $4,637,000, other long-term assets in the amount of $833,000, deferred tax liabilities by $896,000 and non-controlling interest by $250,000.

Foreign Currency Transactions and Translation

Seaboard has operations in and transactions with customers in a number of foreign countries. The currencies of the countries fluctuate in relation to the U.S. dollar. Certain of the major contracts and transactions, however, are denominated in U.S. dollars. In addition, the value of the U.S. dollar fluctuates in relation to the currencies of countries where certain of Seaboard’s foreign subsidiaries and affiliates primarily conduct business. These fluctuations result in exchange gains and losses. The activities of these foreign subsidiaries and affiliates are primarily conducted with U.S. subsidiaries or operate in hyper-inflationary environments. As a result, the financial statements of certain foreign subsidiaries and affiliates are re-measured using the U.S. dollar as the functional currency.

Seaboard’s Sugar segment, a consolidated subsidiary in Canada (Commodity Trading and Milling segment) and seven non-controlled, non-consolidated affiliates (Commodity Trading and Milling segment businesses in Australia, Colombia, Guyana, Kenya, Lesotho and Zambia), use local currency as their functional currency. Assets and liabilities of these subsidiaries are translated to U.S. dollars at year-end exchange rates, and income and expense items are translated at average rates. Translation gains and losses are recorded as components of other comprehensive loss. For these entities, U.S. dollar denominated net asset or liability conversions to the local currency are recorded through income.

Derivative Instruments and Hedging Activities

Seaboard recognizes all derivatives as either assets or liabilities at their fair values. Accounting for changes in the fair value of a derivative depends on its designation and effectiveness. Derivatives qualify for treatment as hedges for accounting purposes when there is a high correlation between the change in fair value of the instrument and the related change in value of the underlying commitment. In order to designate a derivative financial instrument as a hedge for accounting purposes, extensive record keeping is required. For derivatives that qualify as hedges for accounting purposes, the change in fair value has no net impact on earnings, to the extent the derivative is considered effective, until the hedged transaction affects earnings. For derivatives that are not designated as hedging instruments for accounting purposes, or for the ineffective portion of a hedging instrument, the change in fair value does affect current period net earnings.

Seaboard holds and issues certain derivative instruments to manage various types of market risks from its day-to-day operations, primarily including commodity futures and option contracts and foreign currency exchange agreements, and from time to time, interest rate exchange agreements. While management believes each of these instruments primarily are entered into in order to effectively manage various market risks, as of December 31, 2012, none of the derivatives are designated and accounted for as hedges, primarily as a result of the extensive record-keeping requirements. Seaboard also enters into speculative derivative transactions related to its market risks.

Recently Adopted Accounting Standards

In May 2011, the Financial Accounting Standards Board (FASB) issued guidance to amend the requirements related to fair value measurement which changed the wording used to describe many requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements. Seaboard adopted this guidance on January 1, 2012.  The adoption of this guidance did not have a material impact on Seaboard’s financial position or net earnings.

In June 2011, the FASB issued guidance to revise the manner in which entities present comprehensive income in the financial statements.  The new guidance removed the footnote presentation option used by Seaboard in the past and required entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.  Seaboard adopted this guidance in the first quarter of 2012.  The adoption of this guidance did not have an impact on Seaboard’s financial position or net earnings.

In September 2011, the FASB issued guidance to allow entities the option of performing a qualitative assessment to test goodwill for impairment.  This guidance permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value.  If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test.  Otherwise, the two-step goodwill impairment test is not required.  Seaboard adopted this guidance on January 1, 2012.  The adoption of this guidance did not have an impact on Seaboard’s financial position or net earnings.

In July 2012, the FASB issued guidance to allow entities the option of performing a qualitative assessment to test indefinite-lived intangible assets for impairment.  This guidance permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the intangible asset is less than its carrying value.  If it is concluded that this is the case, it is necessary to calculate the fair value of the intangible asset.  Otherwise, calculating the fair value of the intangible asset is not required.  Early adoption is permitted and Seaboard adopted this guidance on June 30, 2012. The adoption of this guidance did not have an impact on Seaboard’s financial position or net earnings.